INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES
INVENTORIES

7.          INVENTORIES

	December 31	December 31
	2021	2020
Ore in stockpiles	$524	$2,317
Concentrate	80	231
Materials and supplies	1,472	1,695

Total inventories	$2,076	$4,243

During the year ended December 31, 2021, the Corporation recognized a write-down of $488,000 (2020 – $2,773,000) of ore in stockpiles and concentrate to their net realizable value.